Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, par value $0.0001
Amount Registered | shares	75,657,895
Maximum Aggregate Offering Price	$ 143,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,851.88
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 9,868,422 shares of Class A Ordinary Common Stock Shares, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.